UNITED STATES
Securities and EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  03/31/2013
Check here if Amendment  [] :  Amendment Number:
   This Amendment (Check only one.):	[]  is a restatement.
					[]  adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		ADVISORY SERVICES NETWORK, LLC
Address:	1040 Crown Pointe Parkway, Suite 840
		Atlanta, GA  30338
Form 13F File Number:  28 - 15454
The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:
Name:		Julie Sullivan
Title:		Chief Compliance Officer
Phone:		678-352-0449

Signature, Place and Date of Signing:
JULIE SULLIVAN				Atlanta, GA		05/08/2013

Report Type (Check only one):
X 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)
[]  13F NOTICE.
[]  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE
Form13F Information Table Entry Total:		80
Form 13F Information Table Value Total:	147218

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which the report is filed, other than the manager filing this report.

No.		Form 13F File Number		Name

						NONE


Form 13F Information Table

Column 1            Col 1   Column 3 Column 4    Column 5                    Column 6 Col 7   Column 8
NAME OF ISSUER      Title ofCusip    VALUE (x1000SH or PR AMT SH/PRN Put/  CaINV DISCOther MnSOLESHARED NONE
ALFA CORP           ETF     26922A305    662.3124    21517.622SH             SOLE                       21517.62
ALTRIA GROUP INC    Stock   02209S103    920.1474    26756.251SH             SOLE                       26756.25
AMETEK INC NEW      Stock    31100100    473.9681        10931SH             SOLE                          10931
ANNALY CAPITAL MANAGREIT     35710409    324.0046    20390.472SH             SOLE                       20390.47
APPLE COMPUTER, INC.Stock    37833100   4930.8689    11139.179SH             SOLE                       11139.18
AT&T INC COM        Stock   00206R102   1258.3797   34297.6225SH             SOLE                       34297.62
BRISTOL MYERS SQUIBBStock   110122108    429.1998        10420SH             SOLE                          10420
CHEVRON CORP        Stock   166764100   1210.7613    10189.878SH             SOLE                       10189.88
CLAYMORE EXCHANGE TRETF     18383Q879   3485.8208       151360SH             SOLE                         151360
COCA COLA CO        Stock   191216100    765.7737    18936.047SH             SOLE                       18936.05
CONAGRA FOODS INC   Stock   205887102    507.2486        14165SH             SOLE                          14165
CONOCOPHILLIPS      Stock   20825C104   1092.0911    18171.233SH             SOLE                       18171.23
CORNING INC COM     Stock   219350105    205.4153        15410SH             SOLE                          15410
DB COMMODITY INDEX TETF     73935S105   3875.4528       141906SH             SOLE                         141906
DISCOVERY HLDG CO   Stock   25470F104    866.2974        11002SH             SOLE                          11002
DYNEX CAPITAL INC   REIT    26817Q506    425.5018        39841SH             SOLE                          39841
ENSCO INTL I MERGER Stock   26874Q100    681.9304    11365.507SH             SOLE                       11365.51
EXXON MOBIL CORP    Stock   30231G102   2428.5691    26951.161SH             SOLE                       26951.16
FORD MOTOR COMPANY  Stock   345370860   2626.0211   199697.426SH             SOLE                       199697.4
GENERAL ELECTRIC CO Stock   369604103    282.8052    12232.063SH             SOLE                       12232.06
HOME DEPOT          Stock   437076102    727.9335    10431.836SH             SOLE                       10431.84
INTEL               Stock   458140100   1136.7485    52060.847SH             SOLE                       52060.85
ISHARES 7-10 YR TREAETF     464287440   3912.9189    36453.502SH             SOLE                        36453.5
ISHARES AGGREGATE BOETF     464287226   6443.1572        58188SH             SOLE                          58188
ISHARES DJ SELECT DIETF     464287168   7036.2081   110981.201SH             SOLE                       110981.2
ISHARES DOW JONES USETF     464287697   1947.1127    20052.654SH             SOLE                       20052.65
ISHARES GOLD TRUST EETF     464285105    577.6233        37218SH             SOLE                          37218
ISHARES IBOXX CORPORETF     464287242   5981.8216    49890.089SH             SOLE                       49890.09
ISHARES INTERMEDIATEETF     464288638   3259.5139        29328SH             SOLE                          29328
ISHARES MSCI ACWI EXETF     464288240   4553.2321       106235SH             SOLE                         106235
ISHARES MSCI EAFE ETETF     464287465    830.5408    14081.737SH             SOLE                       14081.74
ISHARES MSCI EMERGINETF     464287234     786.222    18382.559SH             SOLE                       18382.56
ISHARES RUSSELL 1000ETF     464287598   3885.3643        47867SH             SOLE                          47867
ISHARES RUSSELL 2000ETF     464287655   2498.9955        26464SH             SOLE                          26464
ISHARES S&P 500 GROWETF     464287309   1819.1975        22083SH             SOLE                          22083
ISHARES S&P 500 VALUETF     464287408    1596.663        21635SH             SOLE                          21635
ISHARES S&P SMALLCAPETF     464287804      915.61        10517SH             SOLE                          10517
ISHARES SILVER TRUSTETF     46428Q109    386.0223        14073SH             SOLE                          14073
ISHARES TIPS BOND ETETF     464287176    1490.792    12293.367SH             SOLE                       12293.37
ISHARES TR S&P 100 IETF     464287101   3407.6146        48383SH             SOLE                          48383
ISHARES TRUST AAA A ETF     46429B291   2445.0843    47229.754SH             SOLE                       47229.75
ISHARES TRUST DOW JOETF     464287739   1474.5044    21221.998SH             SOLE                          21222
ISHARES TRUST RUSSELETF     464287689   2735.5742        29270SH             SOLE                          29270
JOHNSON & JOHNSON   Stock   478160104    952.7598    11686.003SH             SOLE                          11686
MCDONALDS CORP      Stock   580135101   1662.0785     16672.47SH             SOLE                       16672.47
MFA MTG INVTS INC   REIT    55272X102     294.148    31560.948SH             SOLE                       31560.95
MICROSOFT           Stock   594918104    587.4534    20536.741SH             SOLE                       20536.74
MONDELEZ INTL INC COStock   609207105    387.2491        12649SH             SOLE                          12649
MONSANTO CO         Stock   61166W101   1599.4102    15141.629SH             SOLE                       15141.63
NCR CORP            Stock   6.29E+112     980.774   35586.8686SH             SOLE                       35586.87
NUVEEN N C PREMIUM  CEF     67060P100    376.2342        26055SH             SOLE                          26055
PEPSICO INC         Stock   713448108    992.4281    12544.914SH             SOLE                       12544.91
PFIZER INC          Stock   717081103     386.606    13395.912SH             SOLE                       13395.91
PHILIP MORRIS INTL IStock   718172109   1114.7733    12024.305SH             SOLE                       12024.31
PIMCO ETF TR BROAD UETF     72201R403     657.014    10797.272SH             SOLE                       10797.27
PIMCO TOTAL RETURN EETF     72201R775   1928.3943     17565.83SH             SOLE                       17565.83
POWERSHARES EMERGINGETF     73936T573    521.4775        17511SH             SOLE                          17511
POWERSHARES GLOBAL EETF     73936T474    434.4973        17119SH             SOLE                          17119
POWERSHARES QQQ TR  ETF     73935A104   1085.1772    15734.048SH             SOLE                       15734.05
PROCTER & GAMBLE CO Stock   742718109   1137.8661    14765.976SH             SOLE                       14765.98
PROSHARES SHORT MDCPETF     74347R800    259.5797        11677SH             SOLE                          11677
PROSHARES TR SHORT DETF     74347R701     313.897        10238SH             SOLE                          10238
PROSHARES TR SHORT SETF     74347R503    504.6049        16442SH             SOLE                          16442
SPDR DJ WILSHIRE INTETF     78463X863    695.3426        16167SH             SOLE                          16167
SPDR DOW JONES INDUSETF     78467X109   3502.7832    24103.931SH             SOLE                       24103.93
SPDR GOLD ETF       ETF     78463V107   2256.3432        14607SH             SOLE                          14607
SPDR INDEX SHS FDS SETF     78463X871   1694.6691        55291SH             SOLE                          55291
UTILITIES SELECT SECETF     81369Y886    779.6149        19939SH             SOLE                          19939
VANGUARD CONSUMER STETF     92204A207   3575.7135        35498SH             SOLE                          35498
VANGUARD INTERMEDIATETF     92206C870   7164.6894        82004SH             SOLE                          82004
VANGUARD REIT INDEX ETF     922908553   4322.0784        61280SH             SOLE                          61280
VANGUARD TOTAL BOND ETF     921937835   7147.7071        85458SH             SOLE                          85458
VANGUARD TOTAL STK METF     922908769   4078.8457        50381SH             SOLE                          50381
VERIZON COMMUNICATIOStock   92343V104    687.6789    13991.434SH             SOLE                       13991.43
VODAFONE GROUP NEW AADR     92857W209    698.3524    24589.875SH             SOLE                       24589.88
W P CAREY INC COM   REIT    92936U109   1783.2018        26457SH             SOLE                          26457
WALT DISNEY CO      Stock   254687106    651.9504        11478SH             SOLE                          11478
WESTERN UNION COMPANStock   959802109    528.4003        35133SH             SOLE                          35133
WISDOMTREE EMERGING ETF     97717W281   3395.5506        65818SH             SOLE                          65818
YUM! BRANDS INC     Stock   988498101    777.4029    10806.269SH             SOLE                       10806.27